Investment Objectives and Goals	Dec. 31, 2025
Stratified LargeCap Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Stratified LargeCap Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Stratified LargeCap Index ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the Syntax Stratified LargeCap Index (the “Index”).

Stratified LargeCap Hedged ETF
Prospectus [Line Items]
Risk/Return [Heading]	Stratified LargeCap Hedged ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Stratified LargeCap Hedged ETF (the “Fund”) seeks to obtain capital growth.